Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2019
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 28, 2017	February 28, 2018	February 28, 2019
	RMB	RMB	RMB	USD
General and administrative expenses	2,178	21,367	30,159	4,507
Sales and marketing expenses	1,185	2,103	2,088	312
Total share-based compensation	3,363	23,470	32,247	4,819

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding as of February 28, 2019 is as follows:

	Number of Options (in 000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2017	1,505	10.79	8.64	111,788
Granted	1,110	10.32	10.00
Forfeited	(15)	10.67	7.92
Expired	—	—	—
Exercised	—	—	—
Options outstanding on February 28, 2018	2,600	10.59	8.26	234,833
Granted	860	21.53	10.00
Forfeited	(20)	11.21	8.25
Expired	—	—	—
Exercised	(39)	10.76	7.64
Options outstanding on February 28, 2019	3,401	13.35	7.80	43,870
Options vested or expected to vest on February 28, 2019	3,440	13.32	7.79	44,458
Options exercisable on February 28, 2019	1,263	10.65	6.88	18,843

Binomial Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group uses the Binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

	As at
	July 1,	July 1,	March 27,
	2015	2016	2017
Average risk-free rate of interest	2.4%	1.5%	2.4%
Estimated volatility rate	55.0%	54.0%	53.0%
Dividend yield	0%	0%	0%
Exercise multiples	2.20~2.80	2.20~2.80	2.20~2.80
Fair value per ordinary share(RMB)	9.03	44.55	85.42

Black-Scholes Option Pricing Model
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 28, 2019 with reference to the closing price of the Company on the measurement dates.

	As at
	July 3,	January 22,
	2018	2019
Average risk-free rate of interest	2.8%	2.6%
Estimated volatility rate	47.4%	48.2%
Dividend yield	0%	0%
Expected term	2.2 years	2.2 years